UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MAY 31, 2014


[LOGO OF USAA
   USAA(R)]

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA EMERGING MARKETS FUND
AUGUST 31, 2014

                                                                      (Form N-Q)

48054-1014                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA EMERGING MARKETS FUND
August 31, 2014 (unaudited)

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES       SECURITY                                                                      (000)
---------------------------------------------------------------------------------------------------
                EQUITY SECURITIES (98.3%)

                COMMON STOCKS (93.9%)

                CONSUMER DISCRETIONARY (12.0%)
                ------------------------------
                APPAREL RETAIL (0.2%)
     130,469    Mr. Price Group Ltd.                                                 $        2,504
                                                                                     --------------
                APPAREL, ACCESSORIES & LUXURY GOODS (0.5%)
  26,624,000    Bosideng International Holdings Ltd.                                          4,225
      27,556    Fila Korea Ltd.                                                               2,745
                                                                                     --------------
                                                                                              6,970
                                                                                     --------------
                AUTO PARTS & EQUIPMENT (1.9%)
   1,438,000    Hota Industrial Manufacturing Co. Ltd.                                        2,622
      67,419    Hyundai Mobis Co. Ltd.                                                       19,548
     225,300    Tupy S.A.                                                                     1,942
                                                                                     --------------
                                                                                             24,112
                                                                                     --------------
                AUTOMOBILE MANUFACTURERS (2.0%)
   1,816,000    Dongfeng Motor Group Co. Ltd.                                                 3,369
     405,204    Ford Otomotiv Sanayi A.S.*                                                    5,343
      62,840    KIA Motors Corp.                                                              3,793
     285,100    Tata Motors Ltd. ADR                                                         13,739
                                                                                     --------------
                                                                                             26,244
                                                                                     --------------
                CASINOS & GAMING (1.8%)
   1,913,200    Genting Malaysia Berhad                                                       2,738
      65,793    Paradise Co. Ltd.                                                             2,550
   1,185,100    Sands China Ltd.                                                              7,722
   2,840,000    Wynn Macau Ltd.                                                              10,847
                                                                                     --------------
                                                                                             23,857
                                                                                     --------------
                CATALOG RETAIL (0.1%)
   1,105,100    Officemate PCL NVDR                                                           1,730
                                                                                     --------------
                DEPARTMENT STORES (0.7%)
   2,339,500    Lifestyle International Holdings Ltd.                                         4,347
     389,860    Poya Co. Ltd.                                                                 2,309
   1,631,900    PT Matahari Department Store Tbk                                              2,270
                                                                                     --------------
                                                                                              8,926
                                                                                     --------------
                EDUCATION SERVICES (1.6%)
     979,400    Estacio Participacoes S.A.                                                   13,008
     194,200    GAEC Anima Educacao S.A.                                                      2,599
     219,500    New Oriental Education & Technology Group, Inc. ADR                           5,007
                                                                                     --------------
                                                                                             20,614
                                                                                     --------------
                FOOTWEAR (0.2%)
     595,500    Yue Yuen Industrial Holdings Ltd.                                             1,844
                                                                                     --------------

================================================================================

1  | USAA Emerging Markets Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES       SECURITY                                                                           (000)
--------------------------------------------------------------------------------------------------------
                HOME FURNISHINGS (0.3%)
      36,161    Hanssem Co. Ltd.                                                            $      4,226
                                                                                            ------------
                HOME IMPROVEMENT RETAIL (0.5%)
     548,100    Via Varejo S.A.*                                                                   6,121
                                                                                            ------------
                HOMEBUILDING (0.1%)
   2,071,586    Desarrolladora Homex S.A. de C.V., acquired 9/26/2007 - 5/21/2013;
                   cost $3,078*(a),(b)                                                               362
   6,312,677    URBI, Desarrollos Urbanos, S.A. de C.V., acquired 2/10/2010 - 3/25/2013;
                   cost $2,879*(a),(b)                                                               433
     371,300    Viver Incorporadora e Construtora S.A.*                                               22
                                                                                            ------------
                                                                                                     817
                                                                                            ------------
                HOUSEHOLD APPLIANCES (1.0%)
      33,792    Coway Co. Ltd.                                                                     2,836
     893,000    Haier Electronics Group Co. Ltd.                                                   2,564
   2,483,500    Techtronic Industries Co.                                                          7,594
                                                                                            ------------
                                                                                                  12,994
                                                                                            ------------
                LEISURE PRODUCTS (0.2%)
     397,000    Topkey Corp.                                                                       1,992
                                                                                            ------------
                MOTORCYCLE MANUFACTURERS (0.2%)
      69,965    Bajaj Auto Ltd.(b)                                                                 2,613
                                                                                            ------------
                MOVIES & ENTERTAINMENT (0.2%)
     183,306    PVR Ltd.(b)                                                                        2,049
                                                                                            ------------
                RESTAURANTS (0.1%)
     532,600    Alsea S.A.B. de C.V.*                                                              1,841
                                                                                            ------------
                SPECIALTY STORES (0.3%)
   1,248,000    Luk Fook Holdings International Ltd.                                               3,913
                                                                                            ------------
                TEXTILES (0.1%)
   3,006,500    Weiqiao Textile Co. Ltd. "H"                                                       1,525
                                                                                            ------------
                Total Consumer Discretionary                                                     154,892
                                                                                            ------------
                CONSUMER STAPLES (6.8%)
                -----------------------
                AGRICULTURAL PRODUCTS (0.3%)
   1,934,000    Bumitama Agri Ltd.                                                                 1,734
     184,248    Kaveri Seed Co. Ltd.(b)                                                            2,757
                                                                                            ------------
                                                                                                   4,491
                                                                                            ------------
                BREWERS (0.5%)
     993,900    Ambev S.A. ADR                                                                     7,246
                                                                                            ------------
                FOOD RETAIL (1.3%)
   3,723,600    7-Eleven Malaysia Holdings Berhad*                                                 2,032
     564,941    Eurocash S.A.                                                                      6,085
     447,590    X5 Retail Group N.V. GDR*                                                          8,477
                                                                                            ------------
                                                                                                  16,594
                                                                                            ------------
                HOUSEHOLD PRODUCTS (0.5%)
   2,258,300    Kimberly-Clark de Mexico S.A. de C.V. "A"                                          6,063
                                                                                            ------------
                HYPERMARKETS & SUPER CENTERS (0.2%)
   1,527,490    Robinsons Retail Holdings, Inc.                                                    2,176
                                                                                            ------------
                PACKAGED FOODS & MEAT (1.8%)
     252,590    Adecoagro S.A.*                                                                    2,387
   1,242,667    Agthia Group PJSC                                                                  1,895
       1,410    Lotte Confectionery Co. Ltd.                                                       3,018
       3,600    M. Dias Branco S.A. Industria e Comercio de Alimentos                                162
   1,928,536    Marfrig Global Foods S.A.*                                                         6,548
  13,204,600    PT Nippon Indosari Corpindo Tbk                                                    1,371

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES       SECURITY                                                                      (000)
---------------------------------------------------------------------------------------------------
     296,935    Tiger Brands Ltd.                                                    $        8,546
                                                                                     --------------
                                                                                             23,927
                                                                                     --------------
                PERSONAL PRODUCTS (0.9%)
   1,200,400    Karex Berhad*                                                                 1,066
     329,900    Natura Cosmeticos S.A.                                                        6,044
     212,796    Oriflame Cosmetics S.A. Swedish Depository Receipts                           4,065
                                                                                     --------------
                                                                                             11,175
                                                                                     --------------
                TOBACCO (1.3%)
     102,772    KT&G Corp.                                                                    9,619
     761,500    Souza Cruz S.A.                                                               7,130
                                                                                     --------------
                                                                                             16,749
                                                                                     --------------
                Total Consumer Staples                                                       88,421
                                                                                     --------------
                ENERGY (9.3%)
                -------------
                COAL & CONSUMABLE FUELS (0.7%)
   3,325,000    China Shenhua Energy Co. Ltd. "H"                                             9,610
                                                                                     --------------
                INTEGRATED OIL & GAS (3.0%)
   1,282,498    Gazprom OAO ADR                                                               9,170
     754,850    Gazprom OAO ADR                                                               5,426
     229,280    Lukoil OAO ADR                                                               12,727
     329,800    YPF S.A. ADR                                                                 10,897
                                                                                     --------------
                                                                                             38,220
                                                                                     --------------
                OIL & GAS DRILLING (0.4%)
   1,682,000    China Oilfield Services Ltd. "H"                                              4,959
                                                                                     --------------
                OIL & GAS EQUIPMENT & SERVICES (0.5%)
     701,940    TMK OAO GDR                                                                   6,869
                                                                                     --------------
                OIL & GAS EXPLORATION & PRODUCTION (4.0%)
   7,184,000    CNOOC Ltd.                                                                   14,423
     105,029    NovaTek OAO GDR                                                              10,566
   1,316,240    Pacific Rubiales Energy Corp.                                                27,395
                                                                                     --------------
                                                                                             52,384
                                                                                     --------------
                OIL & GAS REFINING & MARKETING (0.7%)
   2,560,000    NewOcean Energy Holdings Ltd.                                                 1,450
     222,338    Reliance Industries Ltd. GDR(c)                                               7,400
                                                                                     --------------
                                                                                              8,850
                                                                                     --------------
                Total Energy                                                                120,892
                                                                                     --------------
                FINANCIALS (24.1%)
                ------------------
                DIVERSIFIED BANKS (20.5%)
  25,921,000    Agricultural Bank of China Ltd. "H"                                          12,007
     556,647    Axis Bank Ltd. GDR                                                           18,492
     150,330    Banco Bradesco S.A.                                                           2,688
     510,180    Banco Bradesco S.A. ADR                                                       9,306
   1,532,795    Banco do Brasil S.A.                                                         23,959
     138,070    Banco Latinoamericano de Exportaciones S.A. "E"                               4,433
     123,500    Bancolombia S.A. ADR                                                          7,815
   1,393,100    BIMB Holdings Berhad                                                          1,905
  22,272,000    China Construction Bank Corp. "H"                                            16,524
   1,726,801    Commercial Bank of Ceylon plc                                                 1,962
   1,132,616    Commercial International Bank GDR                                             7,192
      42,300    Credicorp Ltd.                                                                6,559
     164,700    Erste Group Bank AG                                                           4,226
   1,093,100    Grupo Financiero Banorte S.A. "O"                                             7,706
      82,490    Hana Financial Group, Inc.                                                    3,462
     297,800    ICICI Bank Ltd. ADR                                                          15,932
      92,730    KB Financial Group, Inc.                                                      3,800

================================================================================

3  | USAA Emerging Markets Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES       SECURITY                                                                      (000)
---------------------------------------------------------------------------------------------------
     358,637    OTP Bank plc                                                         $        6,196
     982,060    Philippine National Bank*                                                     1,966
   5,892,152    Piraeus Bank S.A.*                                                           11,613
  12,628,395    PT Bank Mandiri (Persero) Tbk                                                11,201
  13,324,100    PT Bank Rakyat Indonesia (Persero) Tbk                                       12,587
   9,797,727    Sberbank of Russia*(b)                                                       19,381
     451,330    Sberbank of Russia ADR                                                        3,678
     352,600    Shinhan Financial Group Co. Ltd.                                             18,257
     685,304    Standard Bank Group Ltd.                                                      8,867
     158,160    Standard Chartered plc                                                        3,185
   1,000,150    Turkiye Garanti Bankasi A.S.                                                  3,919
   3,767,029    Turkiye Is Bankasi "C"                                                        9,725
   1,896,700    Turkiye Vakiflar Bankasi T.A.O. "D"                                           4,370
     252,283    Yes Bank Ltd.(b)                                                              2,371
                                                                                     --------------
                                                                                            265,284
                                                                                     --------------
                INSURANCE BROKERS (0.1%)
     499,200    Brasil Insurance Participacoes e Administracao S.A.                           1,782
                                                                                     --------------
                INVESTMENT BANKING & BROKERAGE (0.1%)
   5,076,494    Shuaa Capital PSC*                                                            1,797
                                                                                     --------------
                LIFE & HEALTH INSURANCE (1.7%)
   1,246,310    Hanwha Life Insurance Co. Ltd.                                                8,555
   1,677,500    Ping An Insurance (Group) Co. of China Ltd. "H"                              13,658
                                                                                     --------------
                                                                                             22,213
                                                                                     --------------
                MULTI-LINE INSURANCE (0.1%)
     357,400    Allianz Malaysia Berhad                                                       1,463
                                                                                     --------------
                MULTI-SECTOR HOLDINGS (0.7%)
   5,298,000    First Pacific Co. Ltd.                                                        6,146
     529,860    Haci Omer Sabanci Holdings A.S.                                               2,451
                                                                                     --------------
                                                                                              8,597
                                                                                     --------------
                REAL ESTATE DEVELOPMENT (0.0%)
     400,900    WHA Corp. PCL NVDR                                                              458
                                                                                     --------------
                REGIONAL BANKS (0.1%)
     149,898    TCS Group Holding plc GDR*                                                      794
                                                                                     --------------
                REITs - DIVERSIFIED (0.3%)
   2,199,462    Macquarie Mexico Real Estate Management S.A de C.V.                           4,427
                                                                                     --------------
                REITs - RESIDENTIAL (0.5%)
   4,671,557    Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.                                5,879
                                                                                     --------------
                Total Financials                                                            312,694
                                                                                     --------------
                HEALTH CARE (4.6%)
                ------------------
                BIOTECHNOLOGY (0.4%)
      15,276    Medy-Tox, Inc.                                                                3,043
      51,521    Naturalendo Tech Co. Ltd.*                                                    2,439
                                                                                     --------------
                                                                                              5,482
                                                                                     --------------
                HEALTH CARE DISTRIBUTORS (0.1%)
   1,283,700    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                                     1,354
                                                                                     --------------
                HEALTH CARE EQUIPMENT (0.4%)
      54,645    I-Sens, Inc.*                                                                 2,657
     411,000    Intai Technology Corp.                                                        2,420
                                                                                     --------------
                                                                                              5,077
                                                                                     --------------
                HEALTH CARE FACILITIES (0.8%)
   6,590,800    Chularat Hospital PCL NVDR                                                    3,653
     601,178    Life Healthcare Group Holdings Ltd.                                           2,524
     293,256    NMC Health plc                                                                2,430

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES       SECURITY                                                                      (000)
---------------------------------------------------------------------------------------------------
   1,445,100    PT Siloam International Hospitals Tbk*                               $        1,862
                                                                                     --------------
                                                                                             10,469
                                                                                     --------------
                HEALTH CARE SUPPLIES (0.4%)
     125,135    INTEROJO Co. Ltd.                                                             2,481
      52,721    Suheung Capsule Co. Ltd.                                                      2,605
                                                                                     --------------
                                                                                              5,086
                                                                                     --------------
                MANAGED HEALTH CARE (0.2%)
     527,400    Odontoprev S.A.                                                               2,299
                                                                                     --------------
                PHARMACEUTICALS (2.3%)
      96,709    Ajanta Pharma Ltd.(b)                                                         2,533
     258,990    Gedeon Richter plc                                                            4,165
   4,049,500    Genomma Lab Internacional S.A. "B"*                                          10,876
     522,309    Glenmark Pharmaceuticals Ltd.(b)                                              6,174
     149,600    Haw Par Corp. Ltd.                                                            1,023
   3,204,000    Mega Lifesciences PCL NVDR                                                    1,976
     200,116    Torrent Pharmaceuticals Ltd.(b)                                               2,736
                                                                                     --------------
                                                                                             29,483
                                                                                     --------------
                Total Health Care                                                            59,250
                                                                                     --------------

                INDUSTRIALS (9.4%)
                ------------------
                AEROSPACE & DEFENSE (1.0%)
   1,701,507    Aselsan Elektronik Sanayi Ve Ticaret A.S.                                     7,588
     133,100    Embraer S.A. ADR                                                              5,158
                                                                                     --------------
                                                                                             12,746
                                                                                     --------------
                AIRPORT SERVICES (0.6%)
     896,879    TAV Havalimanlari Holding A.S.                                                7,448
                                                                                     --------------
                BUILDING PRODUCTS (0.2%)
   2,458,040    Concepcion Industrial Corp.                                                   2,368
                                                                                     --------------
                CONSTRUCTION & ENGINEERING (2.2%)
   7,351,000    China State Construction International Holdings Ltd.                         11,857
   3,275,798    Dialog Group Berhad                                                           1,798
   1,097,207    KEC International Ltd.(b)                                                     1,843
   1,262,000    Kuo Toong International Co. Ltd.                                              2,364
   2,525,000    Louis XIII Holdings Ltd.*                                                     1,873
   8,278,500    PT Wijaya Karya (Persero) Tbk                                                 2,031
     674,782    Sadbhav Engineering Ltd.(b)                                                   2,333
     167,741    Wilson Bayly Holmes-Ovcon Ltd.                                                2,176
   3,854,000    Yoma Strategic Holdings Ltd.*                                                 2,191
                                                                                     --------------
                                                                                             28,466
                                                                                     --------------
                CONSTRUCTION MACHINERY & HEAVY TRUCKS (1.1%)
      64,700    China Yuchai International Ltd.                                               1,337
      14,283    Eicher Motors Ltd.(b)                                                         2,300
   3,982,600    PT United Tractors Tbk                                                        7,541
   5,649,200    Zoomlion Heavy Industry Science and Technology Co. Ltd. "H"                   3,499
                                                                                     --------------
                                                                                             14,677
                                                                                     --------------
                DIVERSIFIED SUPPORT SERVICES (0.2%)
      32,538    KEPCO Plant Service & Engineering Co. Ltd.                                    2,509
                                                                                     --------------
                ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
     788,446    Finolex Cables Ltd.(b)                                                        2,837
   1,347,000    Zhuzhou CSR Times Electric Co. Ltd. "H"                                       4,658
                                                                                     --------------
                                                                                              7,495
                                                                                     --------------
                HIGHWAYS & RAILTRACKS (0.2%)
   4,490,200    PT Jasa Marga (Persero) Tbk                                                   2,380
                                                                                     --------------

================================================================================

5  | USAA Emerging Markets Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES       SECURITY                                                                      (000)
---------------------------------------------------------------------------------------------------
                INDUSTRIAL CONGLOMERATES (1.4%)
   1,604,300    Cahya Mata Sarawak Berhad                                            $        2,132
     226,557    Century Plyboards (India) Ltd.(b)                                               338
     610,700    Koc Holding A.S. ADR                                                         15,573
                                                                                     --------------
                                                                                             18,043
                                                                                     --------------
                INDUSTRIAL MACHINERY (0.5%)
      80,681    Hy-Lok Corp.                                                                  2,737
     141,000    King Slide Works Co. Ltd.                                                     1,892
     929,200    San Shing Fastech Corp.                                                       2,596
                                                                                     --------------
                                                                                              7,225
                                                                                     --------------
                MARINE PORTS & SERVICES (0.2%)
     586,548    Gateway Distriparks Ltd.(b)                                                   2,543
                                                                                     --------------
                RAILROADS (0.1%)
     224,910    Globaltrans Investment plc GDR                                                2,058
                                                                                     --------------
                TRUCKING (1.1%)
     774,600    Localiza Rent a Car S.A.                                                     13,789
                                                                                     --------------
                Total Industrials                                                           121,747
                                                                                     --------------
                INFORMATION TECHNOLOGY (16.4%)
                ------------------------------
                APPLICATION SOFTWARE (0.2%)
     100,900    Linx S.A.                                                                     2,314
                                                                                     --------------
                DATA PROCESSING & OUTSOURCED SERVICES (1.3%)
     798,645    Cielo S.A. ADR                                                               15,094
   4,633,600    GHL Systems Berhad*                                                           1,418
                                                                                     --------------
                                                                                             16,512
                                                                                     --------------
                ELECTRONIC COMPONENTS (1.0%)
   1,048,000    AAC Technologies Holdings, Inc.                                               6,829
     692,972    Flexium Interconnect, Inc.                                                    1,964
   1,717,000    Sunny Optical Technology Group Co. Ltd.                                       2,326
  17,600,000    Tongda Group Holdings Ltd.                                                    2,407
                                                                                     --------------
                                                                                             13,526
                                                                                     --------------
                ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
     955,000    Chroma Ate, Inc.                                                              2,812
   3,560,000    PAX Global Technology Ltd.*                                                   3,220
                                                                                     --------------
                                                                                              6,032
                                                                                     --------------
                ELECTRONIC MANUFACTURING SERVICES (1.0%)
   3,995,000    FIH Mobile Ltd.*                                                              2,258
   1,694,795    Hon Hai Precision Industry Co. Ltd. GDR "S"                                  11,372
                                                                                     --------------
                                                                                             13,630
                                                                                     --------------
                INTERNET SOFTWARE & SERVICES (4.4%)
     157,178    Baidu, Inc. ADR*                                                             33,718
     190,460    NetEase, Inc. ADR                                                            16,768
     214,705    Yandex N.V. "A"*                                                              6,104
                                                                                     --------------
                                                                                             56,590
                                                                                     --------------
                IT CONSULTING & OTHER SERVICES (0.3%)
   3,283,900    Datasonic Group Berhad                                                        1,896
      68,569    HCL Technologies Ltd.(b)                                                      1,846
                                                                                     --------------
                                                                                              3,742
                                                                                     --------------
                SEMICONDUCTORS (4.5%)
     850,000    Epistar Corp.                                                                 1,848
      81,958    LEENO Industrial, Inc.                                                        3,258
     514,000    Media Tek, Inc.                                                               8,590
     425,000    Radiant Opto-Electronics Corp.                                                1,834

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES       SECURITY                                                                      (000)
---------------------------------------------------------------------------------------------------
     294,310    SK Hynix, Inc.*                                                      $       13,178
   2,555,000    Taiwan Semiconductor Manufacturing Co. Ltd.                                  10,599
     910,000    Taiwan Semiconductor Manufacturing Co. Ltd. ADR                              19,055
                                                                                     --------------
                                                                                             58,362
                                                                                     --------------
                TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (3.2%)
     907,201    ADLINK Technology, Inc.                                                       2,395
     745,000    Catcher Technology Co. Ltd.                                                   7,552
   2,296,000    Goldpac Group Ltd.                                                            2,340
      24,525    Samsung Electronics Co. Ltd.                                                 29,848
                                                                                     --------------
                                                                                             42,135
                                                                                     --------------
                Total Information Technology                                                212,843
                                                                                     --------------
                MATERIALS (3.4%)
                ----------------
                COMMODITY CHEMICALS (0.1%)
     310,200    Green Seal Holding Ltd.                                                       1,847
                                                                                     --------------
                CONSTRUCTION MATERIALS (1.3%)
     315,227    Akcansa Cimento A.S.                                                          1,962
   2,417,500    Anhui Conch Cement Co. Ltd. "H"                                               8,750
     242,597    Cemex S.A.B. de C.V. ADR*                                                     3,210
  10,000,900    PT Holcim Indonesia Tbk                                                       2,496
                                                                                     --------------
                                                                                             16,418
                                                                                     --------------
                DIVERSIFIED CHEMICALS (0.2%)
     301,250    PI Industries Ltd.(b)                                                         2,243
                                                                                     --------------
                DIVERSIFIED METALS & MINING (0.5%)
      93,684    African Rainbow Minerals Ltd.                                                 1,596
   1,463,400    Grupo Mexico S.A.B. de C.V. "B"                                               5,332
                                                                                     --------------
                                                                                              6,928
                                                                                     --------------
                INDUSTRIAL GASES (0.4%)
   4,871,800    Yingde Gases Group Co.                                                        5,211
                                                                                     --------------
                METAL & GLASS CONTAINERS (0.2%)
   2,937,000    CPMC Holdings Ltd.                                                            2,319
                                                                                     --------------
                STEEL (0.7%)
     981,398    Eregli Demir ve Celik Fabrikalari TAS                                         1,907
      22,234    POSCO                                                                         7,324
                                                                                     --------------
                                                                                              9,231
                                                                                     --------------
                Total Materials                                                              44,197
                                                                                     --------------

                TELECOMMUNICATION SERVICES (6.4%)
                ---------------------------------
                INTEGRATED TELECOMMUNICATION SERVICES (1.5%)
   1,398,620    Magyar Telekom Telecommunications plc*                                        2,154
     257,500    PT Telekomunikasi Indonesia (Persero) Tbk ADR                                11,860
   5,363,170    PT XL Axiata Tbk                                                              2,728
     235,530    Telefonica Czech Republic A.S.                                                3,303
                                                                                     --------------
                                                                                             20,045
                                                                                     --------------
                WIRELESS TELECOMMUNICATION SERVICES (4.9%)
      89,580    America Movil S.A.B. de C.V. ADR "L"                                          2,196
     519,100    China Mobile Ltd.                                                             6,447
     202,270    China Mobile Ltd. ADR                                                        12,597
      12,974    MegaFon OAO GDR                                                                 367
     108,786    MegaFon OAO GDR(b),(c)                                                        3,079
     199,616    MegaFon OAO GDR(b),(c)                                                        5,649
     685,900    Mobile TeleSystems ADR                                                       12,655
     108,280    Philippine Long Distance Telephone Co. ADR                                    8,212
     131,610    TIM Participacoes S.A. ADR                                                    3,682

================================================================================

7  | USAA Emerging Markets Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES       SECURITY                                                                      (000)
---------------------------------------------------------------------------------------------------
     566,700    Turkcell Iletisim Hizmetleri A.S. ADR*                               $        8,365
                                                                                     --------------
                                                                                             63,249
                                                                                     --------------
                Total Telecommunication Services                                             83,294
                                                                                     --------------
                UTILITIES (1.5%)
                ----------------
                ELECTRIC UTILITIES (1.0%)
     710,080    Centrais Eletricas Brasileiras S.A. Eletrobras ADR                            2,606
     184,400    Companhia Paranaense de Energia ADR                                           3,282
   1,179,380    JSC RusHydro ADR                                                              2,138
     138,850    Reliance Infrastructure Ltd. GDR                                              4,801
                                                                                     --------------
                                                                                             12,827
                                                                                     --------------
                GAS UTILITIES (0.2%)
     743,688    Aygaz A.S.                                                                    3,303
                                                                                     --------------
                WATER UTILITIES (0.3%)
     359,300    Companhia Paranaense de Energia-Copel ADR                                     3,433
                                                                                     --------------
                Total Utilities                                                              19,563
                                                                                     --------------
                Total Common Stocks (cost: $1,051,106)                                    1,217,793
                                                                                     --------------

                PREFERRED STOCKS (4.2%)

                CONSUMER DISCRETIONARY (0.4%)
                -----------------------------
                AUTOMOBILE MANUFACTURERS (0.4%)
      34,620    Hyundai Motor Co. Ltd.                                                        5,122
                                                                                     --------------
                Total Consumer Discretionary                                                  5,122
                                                                                     --------------
                ENERGY (2.1%)
                -------------
                INTEGRATED OIL & GAS (2.1%)
   1,165,660    Petroleo Brasileiro S.A. ADR                                                 24,257
   4,317,700    Surgutneftegas*(b)                                                            3,173
                                                                                     --------------
                                                                                             27,430
                                                                                     --------------
                Total Energy                                                                 27,430
                                                                                     --------------
                FINANCIALS (0.1%)
                -----------------
                DIVERSIFIED BANKS (0.1%)
      57,960    Banco Bradesco S.A.                                                           1,058
                                                                                     --------------
                Total Financials                                                              1,058
                                                                                     --------------
                INDUSTRIALS (0.7%)
                ------------------
                CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.7%)
   4,705,000    Marcopolo S.A.                                                                9,143
                                                                                     --------------
                Total Industrials                                                             9,143
                                                                                     --------------
                MATERIALS (0.5%)
                ----------------
                STEEL (0.5%)
     566,615    Vale S.A. ADR                                                                 6,601
                                                                                     --------------
                Total Materials                                                               6,601
                                                                                     --------------
                TELECOMMUNICATION SERVICES (0.4%)
                ---------------------------------
                INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
     214,310    Telefonica Brasil S.A. ADR                                                    4,586
                                                                                     --------------
                Total Telecommunication Services                                              4,586
                                                                                     --------------
                Total Preferred Stocks (cost: $50,621)                                       53,940
                                                                                     --------------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES       SECURITY                                                                      (000)
---------------------------------------------------------------------------------------------------
                WARRANTS (0.2%)

                TELECOMMUNICATION SERVICES (0.2%)
                ---------------------------------
                WIRELESS TELECOMMUNICATION SERVICES (0.2%)
      75,440    Etihad Etisalat HSBC(b),(d)                                            $      1,825
                                                                                       ------------
                Total Telecommunication Services                                              1,825
                                                                                       ------------
                Total Warrants (cost: $1,377)                                                 1,825
                                                                                       ------------
                Total Equity Securities (cost: $1,103,104)                                1,273,558
                                                                                       ------------

PRINCIPAL
AMOUNT
$(000)(e)
---------------------------------------------------------------------------------------------------
                CONVERTIBLE SECURITIES (0.0%)

                CONSUMER DISCRETIONARY (0.0%)
                -----------------------------
                HOMEBUILDING (0.0%)
BRL    1,548    Viver Incorporadora e Construtora S.A.,* 12.81% due 8/6/2016(b)                 359
                                                                                       ------------
                Total Consumer Discretionary                                                    359
                                                                                       ------------
                Total Convertible Securities (cost: $699)                                       359
                                                                                       ------------

NUMBER
OF SHARES
---------------------------------------------------------------------------------------------------
                MONEY MARKET INSTRUMENTS (1.0%)

                MONEY MARKET FUNDS (1.0%)
  12,922,241    State Street Institutional Liquid Reserves Fund
                   Premier Class, 0.07% (f)                                                    12,922
                                                                                         ------------
                Total Money Market Instruments (cost: $12,922)                                 12,922

                                                                                         ------------
                TOTAL INVESTMENTS (COST: $1,116,725)                                     $  1,286,839
                                                                                         ============

================================================================================

9  | USAA Emerging Markets Fund

================================================================================

($ IN 000s)                                   VALUATION HIERARCHY
                                              -------------------
                                  (LEVEL 1)        (LEVEL 2)         (LEVEL 3)
                                QUOTED PRICES        OTHER          SIGNIFICANT
                                   IN ACTIVE       SIGNIFICANT      UNOBSERVABLE
                                    MARKETS        OBSERVABLE          INPUTS
                                 FOR IDENTICAL       INPUTS
ASSETS                              ASSETS                                                 TOTAL
------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                  $  1,151,373        $  66,420         $     --     $  1,217,793
  Preferred Stocks                     50,767            3,173               --           53,940
  Warrants                                 --            1,825                             1,825
Bonds:
  Convertible Securities                   --              359               --              359
Money Market Instruments:
  Money Market Funds                   12,922               --               --           12,922
------------------------------------------------------------------------------------------------
Total                            $  1,215,062        $  71,777         $     --     $  1,286,839
------------------------------------------------------------------------------------------------

For the period of June 1, 2014, through August 31, 2014, common stocks with a fair value of $15,213,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the current reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. Such adjustments were not made at the end of the prior reporting period. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Emerging Markets Fund Shares (Fund Shares), Emerging Markets Fund Institutional Shares (Institutional Shares), and Emerging Markets Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

11  | USAA Emerging Markets Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Securities, including exchange-traded funds (ETFs), exchange-traded notes
(ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include bonds and certain equity securities traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities market. Level 2 securities also include certain equity securities valued using market inputs and other factors deemed by the Manager to appropriately reflect fair value.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of August 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2014, were $228,926,000 and $58,812,000, respectively, resulting in net unrealized appreciation of $170,114,000.

================================================================================

13  | USAA Emerging Markets Fund

================================================================================

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,296,420,000 at August 31, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
BRL    Brazilian Real
GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
NVDR Non-voting depositary receipts are receipts issued by Thai NVDR Company Limited.
REIT   Real estate investment trust

SPECIFIC NOTES

(a) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at August 31, 2014, was $795,000, which represented 0.1% of the Fund's net assets.
(b) Security was fair valued at August 31, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $71,777,000, which represented 5.5% of the Fund's net assets.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(d) Represents the underlying security of a participatory note with HSBC Bank plc.
(e)  In U.S. dollars unless otherwise noted.
(f) Rate represents the money market fund annualized seven-day yield at August 31, 2014.
*    Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  14

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                           SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     10/27/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     10/27/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     10/27/2014
         ------------------------------